Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value	$ 101	$ 541	$ 2,849
Total liabilities, at fair value	129	257	3,901
Money Market Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value	35	35
Bitcoin [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value	66	506	2,849
Business Combination Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value	46	60	12
PIPE Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value	9	11	3
Standby Equity Purchase Agreement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value	74	186	434
PIPE Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value			1,734
Yorkville Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value			1,718
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value	101	541	2,849
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value	35	35
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value	66	506	2,849
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Business Combination Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | PIPE Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | PIPE Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Business Combination Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | PIPE Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | PIPE Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value
Total liabilities, at fair value	129	257	3,901
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Business Combination Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value	46	60	12
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | PIPE Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value	9	11	3
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value	$ 74	$ 186	434
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | PIPE Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value			1,734
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total liabilities, at fair value			$ 1,718